Summary Prospectus May 1, 2018 Class I and P Shares Inflation Strategy Portfolio
This summary prospectus is intended for use in connection with variable life insurance policies and variable annuity contracts issued by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”) and is not intended for use by other investors.

Before you invest, you may want to review the Fund’s prospectus, as may be supplemented or amended from time to time, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.pacificlife.com/PacificSelectFund.html. You can also obtain this information at no cost by sending an email request to PSFdocumentrequest@pacificlife.com or by calling:

Pacific Life Annuity Contract Owners:	1-800-722-4448	(6 a.m. – 5 p.m. Pacific time, Monday through Friday)
Annuity Financial Advisors:	1-800-722-2333	(6 a.m. – 5 p.m. Pacific time, Monday through Friday)
Pacific Life Insurance Policy Owners:	1-800-347-7787	(5 a.m. – 5 p.m. Pacific time, Monday through Friday)
PL&A Annuity Contract Owners:	1-800-748-6907	(6 a.m. – 5 p.m. Pacific time, Monday through Friday)
PL&A Life Insurance Policy Owners:	1-888-595-6997	(5 a.m. – 5 p.m. Pacific time, Monday through Friday)
The Fund’s statutory prospectus and statement of additional information, both dated May 1, 2018, as may be supplemented or amended from time to time, are incorporated by reference into this summary prospectus.

Investment Goal

This Fund seeks to maximize total return consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	0.00%
Other Expenses	0.94%	0.94%
Interest Expense	0.89%	0.89%
All Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.54%	1.34%

[1]	Expense information has been restated to reflect current fees.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years	5 years	10 years
Class I	$157	$486	$839	$1,834
Class P	$136	$425	$734	$1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 97% of the average value of the Fund.

Principal Investment Strategies

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed bonds of various maturities issued by the U.S. and non-U.S. governments or their agencies, such as U.S. Treasury Inflation Protected Securities (“TIPS”). It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed bonds are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall.

The Fund may also invest in other income-producing securities consistent with the Fund’s investment goal, including, but not limited to, corporate bonds and notes and mortgage-related and asset-backed securities, other types of U.S. and non-U.S. government or agency debt instruments, and money market instruments, that are rated investment grade at the time of purchase (or, if unrated, determined to be of comparable quality by the sub-adviser). The Fund intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the sub-

adviser). The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars. The Fund will seek to earn additional income by entering into reverse repurchase agreement transactions, and investing the proceeds of those transactions in additional securities of the nature described in this paragraph.

The Fund typically expects to invest in forward commitments on inflation-indexed bonds to gain exposure to the inflation-linked market. The Fund may purchase and sell futures contracts to adjust interest rate exposure and/or as a substitute for the physical security. The Fund may purchase or sell currency futures contracts, currency forwards, or currency options to gain or increase exposure to various currency markets, to shift currency exposure from one country to another, or to hedge against currency fluctuations.

When selecting investments, the sub-adviser:

• Uses a top-down, macroeconomic view, coupled with a bottom-up perspective driven by rigorous fundamental credit analysis.

• Uses a team approach to identify investment options, with input received from various sector specialists.

• Considers the overall dollar-weighted average credit quality of the Fund.

• Determines allocations among short, intermediate and long duration securities and among various types of investments.

The sub-adviser may sell a holding due to its deteriorating credit quality or to pursue more attractive investment opportunities.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: The Fund’s use of forwards and futures contracts, options and swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, premium risk and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Investment in Money Market Funds Risk: An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds with a stable net asset value seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in such funds. The share price of money market funds with a floating net asset value might fluctuate, or float, in value and thus it is possible to lose money by investing in such funds.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Leverage Risk: The Fund may invest in forwards and futures contracts, options and swap agreements and reverse repurchase agreements as a principal investment strategy. These investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Reverse Repurchase Agreements Risk: These transactions subject the Fund to counterparty risk. These transactions also subject the Fund to leverage risk because the proceeds raised from the securities sold may be used to purchase other investments for the Fund. The Fund could lose money if the price of the securities sold in a reverse repurchase transaction declines below the pre-agreed-upon repurchase price of the securities.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Barings LLC began managing the Fund on November 1, 2017, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2016: 3.11%; Q2 2013: (7.43%)

Average Annual Total Returns (For the periods ended December 31, 2017)	1 year	5 years	Since Inception
Class I (incepted May 2, 2011)	3.15%	(1.19%)	1.08%
Class P (incepted May 2, 2011)	3.35%	(0.99%)	1.26%
Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	3.01%	0.13%	2.37%

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Barings LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Ronald E. Desautels, CFA, Managing Director	Since 2017
David L. Nagle, CFA, Managing Director	Since 2017
Douglas M. Trevallion II, CFA, Managing Director	Since 2017

Purchase and Sale of Fund Shares

The Fund is offered at net asset value (“NAV”) and is available only as an underlying investment option for variable life insurance and variable annuity products (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Fund – you choose investment options through your variable product. The insurance companies then invest in the Fund if you choose it as an investment option, and redeem shares of the Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Fund that apply to your variable product should be described in the prospectus for the variable product. If offered for the Fund, Class P shares are offered at NAV and are only available for purchase and sale by certain funds of funds of the Trust.

Tax Information

Because the only shareholders of the Fund are the insurance companies offering the variable products and as applicable certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.

Payments to Broker-Dealers and Other Financial Intermediaries

Pacific Select Distributors, LLC (“PSD”), the distributor for the Fund and for the variable products, may pay broker-dealers or other financial intermediaries for the sale of the variable products and related services, including shareholder servicing. The Fund’s service fee or distribution/service fee, as applicable, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable contract and the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. If offered for the Fund, Class P shares, which are only available for purchase and sale by certain funds of funds of the Trust and are not sold through financial intermediaries, do not pay a service or distribution/service fee to PSD.